Acquisitions and Divestitures Divestitures (Details) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cost of sales
Income tax expense										$ 9.6	$ 6.2	$ 8.3
Income from discontinued operations, net of tax		$ 2.6	$ 4.5	$ 4.3	$ 4.5	$ 2.8	$ 1.8	$ 2.2	$ 2.9	15.9	9.7	13.7
ASSETS
Allowance for doubtful accounts		4.0				2.1				4.0	2.1
Current assets held for sale		148.2				106.2				148.2	106.2
Goodwill												33.9
LIABILITIES
Current liabilities held for sale		49.4				39.1				$ 49.4	39.1
Electronic Security [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from Divestiture of Businesses		$ 350.0
Divestiture Agreed Upon Contingent Payment		10.00%								10.00%
Divestiture Credit For Transition Services		$ 6.0								$ 6.0
Net sales
Services										221.5	204.8	216.3
Products										127.0	111.4	58.6
Revenue, Net										348.5	316.2	274.9
Cost of sales
Services										181.1	172.6	174.5
Products										102.2	90.5	46.1
Cost of Goods and Services Sold										283.3	263.1	220.6
Gross profit										65.2	53.1	54.3
Selling and administrative expense										39.7	37.2	32.3
Income from discontinued operations before taxes										25.5	15.9	22.0
Income tax expense										9.6	6.2	8.3
Income from discontinued operations, net of tax										15.9	9.7	$ 13.7
ASSETS
Cash and cash equivalents		(1.5)				(4.1)				(1.5)	(4.1)
Trade receivables, less allowances for doubtful accounts of $4.0 and $2.1, respectively		75.6				74.6				75.6	74.6
Inventories		29.1				30.4				29.1	30.4
Prepaid expenses		0.9				0.8				0.9	0.8
Other current assets		5.0				4.5				5.0	4.5
Current assets held for sale		109.1				106.2				109.1	106.2
Property, plant and equipment, net		5.2				3.8				5.2	3.8
Goodwill		33.9				33.9				33.9	33.9
Other assets		0.0				1.0				0.0	1.0
Assets held for sale		148.2				144.9				148.2	144.9
LIABILITIES
Accounts payable		24.8				13.1				24.8	13.1
Deferred revenue		13.3				14.3				13.3	14.3
Payroll and other benefits liabilities		6.6				7.4				6.6	7.4
Other current liabilities		4.7				4.3				4.7	4.3
Current liabilities held for sale		49.4				39.1				49.4	39.1
Other long-term liabilities		0.0				0.1				0.0	0.1
Liabilities held for sale		$ 49.4				$ 39.2				$ 49.4	39.2
Eras Subsidiary [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from Divestiture of Businesses				$ 1.0				$ 20.0
LIABILITIES
Gain (loss) on disposal											$ 13.7
Subsequent Event [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from Divestiture of Businesses	$ 350.0
Subsequent Event [Member] | Electronic Security [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from Divestiture of Businesses	35.0
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax	$ 245.0